Property, plant and equipment - Summary of Changes In Property Plant And Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	¥ 1,113,213	¥ 990,541
Changes in carrying amount:
Additions	494,870	348,178
Acquisitions through business combinations	8,587	3,383
Reclassifications	(6,841)	(2,695)
Disposals or classified as held for sale	(5,923)	(8,724)
Depreciation	(268,212)	(235,826)
Impairment losses	(939)	(888)
Translation adjustment	16,009	18,934
Other	(5,900)	310
Total changes	231,651	122,672
Ending Balance	1,344,864	1,113,213
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	78,123	76,040
Changes in carrying amount:
Additions	700	2,461
Reclassifications	75	24
Disposals or classified as held for sale	(876)	(1,628)
Translation adjustment	1,232	1,226
Total changes	1,131	2,083
Ending Balance	79,254	78,123
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	317,472	263,959
Changes in carrying amount:
Additions	17,369	25,434
Acquisitions through business combinations	168	1,946
Reclassifications	75,608	48,600
Disposals or classified as held for sale	(1,610)	(2,248)
Depreciation	(33,682)	(29,906)
Impairment losses	(317)	(235)
Translation adjustment	8,931	9,640
Other	(4,636)	282
Total changes	61,831	53,513
Ending Balance	379,303	317,472
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	572,965	549,814
Changes in carrying amount:
Additions	112,351	91,189
Acquisitions through business combinations	2,480	1,437
Reclassifications	232,218	134,660
Disposals or classified as held for sale	(2,793)	(4,690)
Depreciation	(234,530)	(205,920)
Impairment losses	(570)	(579)
Translation adjustment	5,315	7,032
Other	(1,264)	22
Total changes	113,207	23,151
Ending Balance	686,172	572,965
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	144,653	100,728
Changes in carrying amount:
Additions	364,450	229,094
Acquisitions through business combinations	5,939
Reclassifications	(314,742)	(185,979)
Disposals or classified as held for sale	(644)	(158)
Impairment losses	(52)	(74)
Translation adjustment	531	1,036
Other		6
Total changes	55,482	43,925
Ending Balance	200,135	144,653
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,010,870	2,797,536
Changes in carrying amount:
Ending Balance	3,403,756	3,010,870
Gross carrying amount | Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	78,160	76,077
Changes in carrying amount:
Ending Balance	79,291	78,160
Gross carrying amount | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	832,785	755,115
Changes in carrying amount:
Ending Balance	921,156	832,785
Gross carrying amount | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,953,985	1,864,034
Changes in carrying amount:
Ending Balance	2,202,010	1,953,985
Gross carrying amount | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	145,940	102,310
Changes in carrying amount:
Ending Balance	201,299	145,940
Accumulated depreciation and impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,897,657)	(1,806,995)
Changes in carrying amount:
Ending Balance	(2,058,892)	(1,897,657)
Accumulated depreciation and impairment losses | Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(37)	(37)
Changes in carrying amount:
Ending Balance	(37)	(37)
Accumulated depreciation and impairment losses | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(515,313)	(491,156)
Changes in carrying amount:
Ending Balance	(541,853)	(515,313)
Accumulated depreciation and impairment losses | Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,381,020)	(1,314,220)
Changes in carrying amount:
Ending Balance	(1,515,838)	(1,381,020)
Accumulated depreciation and impairment losses | Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,287)	(1,582)
Changes in carrying amount:
Ending Balance	¥ (1,164)	¥ (1,287)